Investee Companies and other investments (Summary of Information on Financial Position) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015 [1]	Dec. 31, 2014	[1]
Disclosure of associates [line items]
Current Assets	€ 42,569	€ 32,960	[1]	€ 30,790
Non-current assets	155,519	115,504	[1]	116,524
Total assets	198,088	148,464	[1]	147,314
Current liabilities	(11,283)	(10,558)	[1]	(9,275)
Non-current liabilities	109,305	53,535	[1]	51,597
Total liabilities	(120,588)	(64,093)	[1]	(60,872)
Equity attributable to the owners of the Company	78,641	85,072	[1]	86,686
Company's share	(77,500)	(84,371)	[1]	€ (86,442)	€ (77,479)
Carrying Amount of investment	€ 18,515	€ 18,578
Dori Energy [Member]
Disclosure of associates [line items]
Proportion of ownership interest	50.00%	50.00%
Current Assets	€ 8,013	€ 4,511
Non-current assets	47,959	50,036
Total assets	55,972	54,547
Current liabilities	(51)	(3,956)
Non-current liabilities	(26,006)	(21,628)
Total liabilities	26,057	(25,584)
Equity attributable to the owners of the Company	29,915	28,963
Company's share	14,958	14,481
Surplus Costs and goodwill	3,925	4,481
Other Adjustments	(367)	(384)
Carrying Amount of investment	€ 18,515	€ 18,578

[1]	Please refer to note 2C for functional and presentation currency.